Vessels	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Vessels

6.      Vessels:

December 31, 2018	Cost	Accumulated depreciation	Net book value
Vessels	$8,004,011	$2,077,737	$5,926,274

December 31, 2017	Cost	Accumulated depreciation	Net book value
Vessels	$6,116,091	$1,725,237	$4,390,854
Vessels under construction	146,362	—	146,362
Vessels	$6,262,453	$1,725,237	$4,537,216

During the year ended December 31, 2018, the Company capitalized interest costs of $769,000 (2017 – $9,757,000) to vessels under construction.

In 2017, the Company sold four 4250 TEU vessels; the Seaspan Alps, Seaspan Kenya, Seaspan Mourne and Seaspan Grouse for net sale proceeds of $37,100,000, resulting in a gain on disposition of $13,604,000.

In 2016, the Company sold two 4600 TEU vessels; the Seaspan Excellence and Seaspan Efficiency for net sale proceeds of $12,078,000, resulting in a loss on disposition of $31,876,000.

At December 31, 2018, the Company did not identify any events or changes in circumstances indicating that the carrying amount of the assets may not be recoverable and accordingly, no impairment was recorded at December 31, 2018.

The Company performed an impairment test of its vessels as of December 31, 2017. As of December 31, 2017, the Company concluded that there were circumstances which could be considered indicators that the carrying amount of its vessels may not be recoverable. Although short-term charter rates and vessel market value for smaller vessels, which are at the highest risk of impairment, had generally shown improvement during 2017, time charter rates and vessel market values had remained volatile during 2017 and did not show indication of being stabilized in any meaningful manner. The Company believed the continued instability in the market during 2017 to be an indicator of possible impairment. As a result, the Company performed an impairment test of its vessels at December 31, 2017 and determined that the undiscounted future cash flows each particular vessel was expected to generate over its remaining useful life was greater than its carrying value, and concluded no impairment charge was required.

As of December 31, 2016, the Company recorded non-cash vessel impairments of $285,195,000 on 16 vessels held for use, which included four 4250 TEU, two 3500 TEU and ten 2500 TEU vessels.